Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Investment Companies (96.5%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (47.3%)
iShares Core S&P Mid-Cap ETF	6,850	1,783
iShares Russell 2000 ETF	2,100	464
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	7,053,405	12,647
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	7,057,538	13,085
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,368,706	13,950
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	4,415,684	15,993
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,640,826	14,142
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,036,450	14,143
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	12,380,419	13,544
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	3,665,535	15,791
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,990,910	16,633
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,085,885	7,269
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,205,664	7,960
Total		147,404

Fixed Income (32.3%)
iShares Core U.S. Aggregate Bond ETF	14,100	1,605
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	25,844,615	19,642
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	10,028,945	11,353
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	50,408,118	66,639
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	1,279,187	1,379
Total		100,618

Foreign Equity (16.9%)
iShares Core MSCI Emerging Markets ETF	21,800	1,403
iShares MSCI EAFE ETF	22,000	1,669
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,238,291	4,556
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	7,249,947	11,861
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,025,478	10,775

Investment Companies (96.5%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	18,655,820	22,499
Total		52,763

Total Investment Companies (Cost: $256,696)		300,785

Short-Term Investments (3.3%)
Commercial Paper (1.5%)
Apple, Inc.
0.000%, 5/3/21 144A	500,000	500
0.000%, 5/17/21 144A	500,000	500
Chevron Corp. 0.000%, 4/15/21 144A	1,000,000	1,000
Nestle Capital Corp. 0.000%, 4/5/21 144A	1,000,000	1,000
Roche Holdings, Inc. 0.000%, 5/10/21 144A	500,000	500
Societe Generale SA
0.000%, 4/22/21 144A	500,000	500
0.000%, 5/26/21 144A	700,000	700
Total		4,700

Investment Companies (1.3%)
JPMorgan Ultra-Short Income ETF	40,300	2,046
PIMCO Enhanced Short Maturity Active ETF	20,100	2,048
Total		4,094

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	1,013,404	1,013
Total		1,013

US Government & Agencies (0.2%)
Federal Home Loan Bank 0.010%, 4/8/21	500,000	500
Total		500

Total Short-Term Investments (Cost: $10,310)		10,307

Total Investments (99.8%) (Cost: $267,006)@		311,092

Other Assets, Less Liabilities (0.2%)		567

Net Assets (100.0%)		311,659

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $4,700 representing 1.5% of the net assets.

#	7-Day yield as of 3/31/2021.

Asset Allocation Portfolio

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $267,006 and the net unrealized appreciation of investments based on that cost was $44,086 which is comprised of $44,421 aggregate gross unrealized appreciation and $335 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$300,785	$—	$—
Short-Term Investments
Investment Companies	4,094	—	—
Money Market Funds	1,013	—	—
All Others	—	5,200	—

Total Assets:	$305,892	$5,200	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the year ended March 31, 2021 are as follows:

Portfolio	Value at 12/31/2020	Purchases	Sales	Value at 3/31/2021	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2021

	(amount in thousands)
Asset
Growth Stock	$17,329	$-	$1,400	$15,993	$(263)	$327	$-	$-	1.3%
Focused Appreciation	13,532	-	-	13,950	418	-	-	-	1.2%
Large Cap Core Stock	13,454	-	-	14,143	689	-	-	-	1.9%
Large Cap Blend	13,344	-	-	14,142	798	-	-	-	7.5%
Large Company Value	12,759	-	400	13,544	1,142	43	-	-	6.0%
Domestic Equity	12,772	-	1,300	12,647	707	468	-	-	1.2%
Equity Income	12,894	-	1,500	13,085	1,470	221	-	-	1.5%
Mid Cap Growth Stock	15,785	-	850	15,791	737	119	-	-	1.1%
Mid Cap Value	14,743	850	800	16,633	1,694	146	-	-	2.5%
Small Cap Growth Stock	7,136	-	-	7,269	133	-	-	-	0.9%
Small Cap Value	7,059	-	-	7,960	901	-	-	-	1.2%
International Growth	10,750	-	-	10,775	25	-	-	-	1.2%
Research International Core	24,430	-	2,400	22,499	(475)	944	-	-	2.5%
International Equity	11,230	-	-	11,861	631	-	-	-	0.6%
Emerging Markets Equity	3,704	800	-	4,556	52	-	-	-	0.5%
Short-Term Bond	1,376	-	-	1,379	3	-	-	-	0.3%
Select Bond	68,858	-	-	66,639	(2,219)	-	-	-	2.0%
High Yield Bond	19,409	-	-	19,642	233	-	-	-	2.4%
Multi-Sector Bond	6,031	5,500	-	11,353	(178)	-	-	-	0.9%

	$286,595	$7,150	$8,650	$293,861	$6,498	$2,268	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand